Long-Term Incentive Programs and Management remuneration (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 shares R$ / shares	Dec. 31, 2021 BRL (R$)
Long-Term Incentive Programs and Management remuneration
Granted Shares	240,000	60,791
Restricted share units
Long-Term Incentive Programs and Management remuneration
Granted Shares	300,791
Outstanding shares	295,334
Restricted share units | 09.08.2021
Long-Term Incentive Programs and Management remuneration
Grant Date	08. 09. 2021
Vesting Date	12. 22. 2022
Granted Shares	45,522
Outstanding shares	45,522
Weighted average grant date fair value (Per share) | R$ / shares	R$ 59.11
Restricted share units | 23.08.2021
Long-Term Incentive Programs and Management remuneration
Grant Date	08. 23. 2021
Vesting Date	12. 22. 2022
Granted Shares	11,436
Outstanding shares	11,436
Weighted average grant date fair value (Per share) | R$ / shares	R$ 84.5
Restricted share units | 24.08.2021
Long-Term Incentive Programs and Management remuneration
Grant Date	08. 24. 2021
Vesting Date	12. 22. 2022
Granted Shares	3,833
Outstanding shares	3,833
Weighted average grant date fair value (Per share) | R$ / shares	R$ 86.68
Restricted share units | 05.05.2022
Long-Term Incentive Programs and Management remuneration
Grant Date	05. 05. 2022
Vesting Date	09. 05. 2024
Granted Shares	240,000
Outstanding shares	234,543
Weighted average grant date fair value (Per share) | R$ / shares	R$ 75.72